Related and Interested Parties	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Note 23 - Related and Interested Parties
Note 23 - Related and Interested Parties

Related parties within its meaning in IAS 24 (2009), “Related Parties Disclosure”; Interested parties within their meaning in Paragraph 1 of the definition of an “interested party” in Section 1 of the Israeli Securities Law, 1968.

A.	Parent company and subsidiaries

Israel Corp. is a public company listed for trading on the Tel Aviv Stock Exchange (TASE). Based on the information provided by Israel Corp., Millenium Investments Elad Ltd. (“Millenium”) and Mr. Idan Ofer are considered as controlling shareholders jointly of Israel Corp., for purposes of the Israeli Securities Law (each of Millenium and Mr. Idan Ofer hold shares in Israel Corp. directly, and Mr. Idan Ofer serves as a director of Millenium and has an indirect interest in it as the beneficiary of the discretionary trust that has indirect control of Millenium, as stated below). As of December 31, 2025, Millenium holds approximately 38.28% of the issued share capital (and 38.65% of the voting rights) in Israel Corp., which held as of December 31, 2025, approximately 43.93% of the voting rights and approximately 43.11% of the issued share capital, of the Company.

To the best of Israel Corp.’s knowledge, Millenium is wholly held by Mashat (Investments) Ltd. (“Mashat”). Mashat is wholly owned by Ansonia Holdings Singapore B.V. (“Ansonia”) which is incorporated in the Netherlands. Ansonia is a wholly owned subsidiary of Jelany Corporation N.V. (registered in Curaçao), which is wholly owned subsidiary of the Liberian company, Court Investments Ltd. (“Court”). Court is wholly owned by a discretionary trust, in which Mr. Idan Ofer is the beneficiary. In addition, as of December 31, 2025, Lynav Holdings Ltd. ("Lynav"), which is a company controlled by a discretionary trust in which Mr. Idan Ofer is the beneficiary, held directly approximately 9.39% of the issued share capital (and 9.48% of the voting rights) of Israel Corp.. Furthermore, as of December 31, 2025, Mr. Idan Ofer held directly approximately 0.05% of the issued share capital of Israel Corp (and approximately 0.05% of the voting rights).

Even though Israel Corp. holds less than 50% of the Company’s ordinary shares, it still has decisive influence at the general meetings of the Company’s shareholders and, effectively, it has the power to appoint directors (other than the external directors) and to exert significant influence with respect to the composition of the Company’s Board of Directors.

B.	Benefits to key management personnel (including directors)

The senior managers, in addition to their salaries, are entitled to non-cash benefits (such as vehicle, mobile etc.). The Group contributes to a post-employment defined benefit plan on their behalf. In accordance with the terms of the plan, the retirement age of senior managers is 67. Senior managers and directors also participate in the Company's incentive and equity remuneration plans (options for Company's shares) (see Notes 16 and 19).

The Company's key management personnel in 2025 consists of 25 individuals, of whom 11 were not employed by the Company (directors). In 2024, the Company's key management personnel consisted of 26 individuals, of whom 11 were not employed by the Company (directors).

Set forth below are details of the benefits for key management personnel in 2025 and 2024.

For the year ended December 31
2025	2024
$ millions	$ millions

Short-term benefits	12	12
Post-employment benefits	1	1
Share-based payments	9	9
Total *	22	22
* To interested parties employed by the Company	9	5
* To interested parties not employed by the Company	1	1

C.	Ordinary transactions that are not exceptional

The Company’s Board of Directors, following the approval of the Audit Committee, decided that a transaction with related and interested parties will be considered a “negligible transaction” for public reporting purposes if all the following conditions have been met:

(1)	It is not an “extraordinary transaction” within the meaning thereof in the Companies Law.

(2)	The effect of each of the parameters listed below is less than one percent (hereinafter – the Negligibility Threshold).

For every transaction or arrangement that is tested for the Negligibility Threshold, the parameters will be examined, to the extent they are relevant, on the basis of the Company's condensed or audited consolidated financial statements, as applicable, prior to the transaction, as detailed below:

Acquisition of assets

Assets ratio – the value of the assets in the transaction divided by total assets.

Sale of assets

Assets ratio – the amount of the assets in the transaction divided by total assets in most recent consolidated balance sheet.

Profit ratio – the profit or loss from the transaction (in absolute value) divided by the annual average of last twelve quarters profit/ loss (in absolute value).

Financial liabilities

Liabilities ratio – loan principle divided by the total liabilities in most recent consolidated balance sheet.

Financing expenses ratio – the expected financing expenses for the specific loan divided by the gross financing expenses in most recent consolidated P&L statement.

Acquisition and sale of products (except fixed assets), services, leases and production inputs

Income ratio – estimated income from the transaction divided by the annual average of total income in last twelve quarterly consolidated P&L statements, or

Production inputs ratio – the aggregate expenses in the transaction divided by the annual average of total expenses in last twelve quarterly consolidated P&L statements.

(3)
The transaction is negligible also from a qualitative point of view. For the purpose of these criteria, it shall be examined whether there are special considerations justifying reporting of the transaction, even if it does not meet the quantitative criteria described above.

(4)	In examining the negligibility of a transaction expected to occur in the future, among other things, the probability of the transaction occurring will be examined.

D.	Transactions with related and interested parties

For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Sales	-	-	1
Cost of sales	-	1	1
Selling, transport and marketing expenses	-	9	6
Financing income, net	(2)	(2)	(1)
General and administrative expenses	1	1	1

(1)
As of July 2022, directors who are officers or directors of Israel Corp. (other than Mr. Yoav Doppelt), namely Mr. Aviad Kaufman and Mr. Sagi Kabla, are paid the same cash compensation as paid to all other non-executive directors of the Company, namely the fixed annual fee and per meeting fees payable to directors from time to time under the regulations promulgated under the Israeli Companies Law, 1999 governing the compensation of external directors. Mr. Kabla requested that his compensation be assigned to Israel Corp.

(2)
The Company’s directors’ and officers’ liability insurance policies include a two-tier coverage for directors’ and officers’ liability, comprising of a joint primary tier with Israel Corp. and a separate tier covering the Company alone. Our directors and officers are beneficiaries of both tiers.

The Company’s directors’ and officers’ liability insurance policy for 2025 was approved by the Company's authorized organs in February 2025, in accordance with the Israeli Companies Regulations (Relief in Transactions with Interested Parties), 5760-2000 (the “Relief Regulations”) and the Company’s Compensation Policy, and is in effect until March 2026. The 2025 directors’ and officers’ liability insurance policy included a liability limit of $200 million for both tiers (comprised of a liability limit of $40 million for the joint tier with Israel Corp. and additional Side A coverage (directors and officers only) of $160 million for the Company only).

In February 2026, the Company's directors’ and officers’ liability insurance policy for 2026 was approved by the Company's authorized organs, in accordance with the Relief Regulations and the Compensation Policy and is effective as of March 2026. The 2026 directors’ and officers’ liability insurance policy continue to include a liability limit of $200 million for both tiers (comprised of a limit of $40 million joint with Israel Corp. and additional Side A coverage (directors and officers only) of $160 million for the Company only).

E.	Balances with related and interested parties

Composition:

As of December 31
2025	2024
$ millions	$ millions

Other current assets	46	41

Other current liabilities	-	1